Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (19,853)	$ (46,041)	$ (63,415)
Adjustments to reconcile net loss to net cash generated from/(used in) operating activities
Provision for bad debts	2,014	40	2,794
Impairment for inventory obsolescence	96	16	636
Impairment for long-term investment	80
Depreciation of property and equipment	839	2,022	2,174
Amortization of intangible assets	142	143	94
Gains on disposals of property and equipment	(215)	(94)	(375)
Interest expenses	441	188	285
Amortization of beneficial conversion feature	149
Share-based compensation	3,098	8,757	50,607
Fair value (gains)/losses on other investments	12,958	12,363	(4,909)
Share of profit in equity method investments	(72)	(287)
Foreign currency exchange losses, net	2,519	1,106	182
Changes in operating assets and liabilities
Accounts receivable	7,715	(8,239)	16,228
Prepayments and other assets	1,825	985	690
Inventories	2,413	(302)	4,036
Accrued expenses, accounts payable and other liabilities	(9,647)	5,917	(9,273)
Amounts due to related parties	28	(50)	481
Amounts due from related parties	455	1,111	(1,572)
Contract liabilities	(523)	686	(1,036)
Other non-current liabilities	(58)	(59)	335
Net cash (used in)/generated from operating activities	4,404	(21,738)	(2,038)
Cash flows from investing activities
Purchase of property and equipment	(411)	(787)	(1,252)
Purchase of intangible assets	(14)	(92)	(482)
Proceeds from disposal of property and equipment	266	193	230
Cash paid for equity method investment		(247)
Cash paid for long-term investment			(811)
Increase in short-term deposit		(2)	(3)
Purchase of other investments	(3)		(33,126)
Net cash used in investing activities	(162)	(935)	(35,444)
Cash flows from financing activities
Proceeds from other borrowings	212
Repayments of other borrowings	(163)		(1,819)
Proceeds from issuance of convertible bonds	4,735
Redemption of convertible bonds	(1,050)
Proceeds from bank borrowings	9,496	11,419	3,674
Repayments of bank borrowings	(9,452)	(11,968)	(5,074)
Proceeds from initial public offering, net of issuance costs			29,904
Proceeds from exercise of share options		1,284
Payments relating to current Lease Liability	(238)
Net cash generated from financing activities	3,540	735	26,685
(Decrease)/increase in cash, cash equivalents and restricted cash	7,782	(21,938)	(10,797)
Cash, cash equivalents and restricted cash at beginning of year	7,868	30,226	40,274
Effect of exchange rates on cash, cash equivalents and restricted cash	(729)	(420)	749
Cash, cash equivalents and restricted cash at end of year	14,921	7,868	30,226
Supplemental disclosure of cash flow information
Interest paid	(426)	(188)	(285)
Cash paid for amounts include in operating lease liabilities	(15)
Supplemental disclosure on non-cash investing and financing activities:
Accretion of Series A Preferred Shares			$ (1,293)